                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [ ]; Amendment Number: ______
 This Amendment (Check only one.): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: GeoCapital  LLC
Address: 825  Third  Avenue
         32nd Floor
         New York, NY  10022

Form 13F File Number: 28-4421

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Irwin Lieber
Title: Chairman
Phone: 212-486-4455

Signature, Place, and Date of Signing:

Irwin Lieber          New York, NY        9/8/04
------------          ------------        ------
 [Signature]          [City, State]       [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number        Name

28-4421                   Irwin Lieber
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: _____________________

Form 13F Information Table Entry Total: ________________

Form 13F Information Table Value Total: ________________
                                          (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number         Name

2          28-4421                 Barry  K. Fingerhut

[Repeat as necessary.]
3          28-4421                Affiliated Managers Group

                                 GEOCAPITAL, LLC

                              FORM 13F SUMMARY PAGE
                              AS OF DATE: 06/30/04
                          RUN DATE: 07/01/04 10:49 A.M.

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:                   0
FORM 13F INFORMATION TABLE ENTRY TOTAL:             54
FORM 13F INFORMATION TABLE VALUE TOTAL:   $274,068,000

LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

                                 GEOCAPITAL, LLC
                           FORM 13F INFORMATION TABLE
                               AS OF DATE 6/30/04

                                                                                                           VOTING AUTHORITY
                                   TITLE OF                 VALUE        SHARES/    SH/       INVESTMT
NAME OF ISSUER                     CLASS        CUSIP      (X$1000)      PRN AMT    PRN       DSCRETN    SOLE     SHARED     NONE
--------------                     -----        -----      --------      -------    ---       -------    ----     ------     ----
ACXIOM CORP                         COM         5125109       7617       306750      SH       DEFINED      0      306750      0
APOLLO GROUP INC CL A               COM        37604105       9834       111378      SH       DEFINED      0      111378      0
ASCENTIAL SOFTWARE CORPORATION      COM       04362P207       3001       187700      SH       DEFINED      0      187700      0
BEA SYS INC                         COM        73325102       2028       246660      SH       DEFINED      0      246660      0
BJ SVCS CO                          COM        55482103       7882       171945      SH       DEFINED      0      171945      0
BORLAND SOFTWARE CORP COM           COM        99849101       3315       390415      SH       DEFINED      0      390415      0
CAL DIVE INTL INC                   COM        1.28E+08       8602       283695      SH       DEFINED      0      283695      0
CAREMARK RX INC                     COM        1.42E+08       6520       197925      SH       DEFINED      0      197925      0
CONSOL ENERGY INC                   COM       20854P109       4312       119780      SH       DEFINED      0      119780      0
COVANSYS CORP                       COM       22281W103       4842       468770      SH       DEFINED      0      468770      0
CUNO INC                            COM        1.27E+08       4209        78900      SH       DEFINED      0       78900      0
CYPRESS SEMICONDUCTOR CORP          COM        2.33E+08       3543       249690      SH       DEFINED      0      249690      0
DEVRY INC                           COM        2.52E+08       8269       301550      SH       DEFINED      0      301550      0
DIAMONDCLUSTER INTL                 COM       25278P106       2532       291410      SH       DEFINED      0      291410      0
DIGITAL RIV INC                     COM       25388B104       5009       153510      SH       DEFINED      0      153510      0
DORAL FINL CORP                     COM       25811P100       5855       169714      SH       DEFINED      0      169714      0
DOUBLECLICK INC                     COM        2.59E+08       5243       674725      SH       DEFINED      0      674725      0
EDUCATION LENDING GROUP             COM       28140A109       4789       269800      SH       DEFINED      0      269800      0
EVERGREEN RES INC                   COM           3E+08        400       257430      SH       DEFINED      0      257430      0
GARTNER GROUP INC NEW CL A          COM        3.67E+08       5653       427645      SH       DEFINED      0      427645      0
HEARTLAND EXPRESS INC               COM        4.22E+08       7499       274101      SH       DEFINED      0      274101      0
HOST MARRIOTT CORP NEW              COM       44107P104       4393       355435      SH       DEFINED      0      355435      0
INFORMATION HOLDINGS, INC.          COM        4.57E+08       5427       198275      SH       DEFINED      0      198275      0
INTERNET SEC SYS INC                COM       46060X107       2431       158475      SH       DEFINED      0      158475      0
INTERSIL CORP CL A                  COM       46069S109       3281       151500      SH       DEFINED      0      151500      0
INTERWOVEN INC                      COM       46114T508       1812       179390      SH       DEFINED      0      179390      0
LECG CORP                           COM        5.23E+08       4301       248450      SH       DEFINED      0      248450      0
LEGG MASON INC                      COM        5.25E+08       8282        91000      SH       DEFINED      0       91000      0
MACROMEDIA INC                      COM        5.56E+08       7736       315120      SH       DEFINED      0      315120      0
MANUGISTICS GROUP INC               COM        5.65E+08       1215       368070      SH       DEFINED      0      368070      0
MERCURY INTERACTIVE                 COM        5.89E+08       2920        58600      SH       DEFINED      0       58600      0

                                 GEOCAPITAL, LLC
                           FORM 13F INFORMATION TABLE
                               AS OF DATE 6/30/04

                                                                                                              VOTING AUTHORITY
                                  TITLE OF                     VALUE      SHARES/    SH/   INVESTMT
NAME OF ISSUER                     CLASS           CUSIP      (X$1000)    PRN AMT    PRN    DSCRETN       SOLE    SHARED      NONE
--------------                     -----           -----      --------    -------    ---    -------       ----    ------      ----
MILLER HERMAN INC                   COM            6.01E+08     7122       246100    SH     DEFINED        0      246100        0
MILLIPORE CORP                      COM            6.01E+08     2517        44650    SH     DEFINED        0       44650        0
NATIONAL INSTRUMENTS                COM            6.37E+08     4428       144479    SH     DEFINED        0      144479        0
PEOPLESOFT                          COM            7.13E+08     1194        64550    SH     DEFINED        0       64550        0
PRINCETON REVIEW INC                COM            7.42E+08     2563       339000    SH     DEFINED        0      339000        0
QUEST PRODS CORP                    COM            7.48E+08       11      3556434    SH     DEFINED        0     3556434        0
QUEST SOFTWARE                      COM           74834T103     3384       262305    SH     DEFINED        0      262305        0
S1 CORP                             COM           78463B101     1532      1160155    SH     DEFINED        0     1160155        0
SCHEIN HENRY INC                    COM            8.06E+08     4087        64737    SH     DEFINED        0       64737        0
SEACOR SMIT INC.                    COM            8.12E+08     5030       114500    SH     DEFINED        0      114500        0
SILICON VY BANCSHARES               COM            8.27E+08      769       271605    SH     DEFINED        0      271605        0
SOTHEBY HLDGS INC CL A              COM            8.36E+08     6237       390771    SH     DEFINED        0      390771        0
STONEPATH GROUP INC                 COM            8.62E+08       21        10000    SH     DEFINED        0       10000        0
SYCAMORE NETWORKS INC               COM            8.71E+08     2306       545140    SH     DEFINED        0      545140        0
TECHNOLOGY SOLUTION CO.             COM           87872T108      263       246108    SH     DEFINED        0      246108        0
TETRA TECHNOLOGIES INC              COM           88162F105     4936       183846    SH     DEFINED        0      183846        0
UNIVERSAL TECHNICAL INSTITUTE       COM            9.14E+08     4181       104600    SH     DEFINED        0      104600        0
UNIVERSITY OF PHOENIX ONLINE        COM            37604204     1126       127026    SH     DEFINED        0      127026        0
VISHAY INTERTECHNOLOGY INC          COM            9.28E+08      591        31800    SH     DEFINED        0       31800        0
W HLDG CO INC                       COM            9.29E+08     6919       402964    SH     DEFINED        0      402964        0
WILEY JOHN & SONS INC CL A          COM            9.68E+08     8868       277115    SH     DEFINED        0      277115        0
WR BERKLEY CORP                     COM            84423102     7773       180975    SH     DEFINED        0      180975        0
YANKEE CANDLE INC                   COM            9.85E+08     5458       186600    SH     DEFINED        0      186600        0